INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net investment income
Gross investment income									$ 63,509	$ 68,298	$ 71,168
Less investment expenses									(4,678)	(4,617)	(4,369)
Net investment income	14,491	14,221	14,826	15,293	16,244	15,954	15,180	16,303	58,831	63,681	66,799
Fixed income securities
Net investment income
Gross investment income									50,646	58,294	62,806
Equity securities
Net investment income
Gross investment income									12,848	9,957	8,192
Cash and Short-term Investments
Net investment income
Gross investment income									$ 15	$ 47	$ 170